Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio,
International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Real Estate Portfolio,
Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio and VIP Index 500 Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 50 are no longer applicable.

The following information supplements similar information for each fund, except VIP Index 500 and VIP Disciplined Small Cap, found in the "Management Contracts" section beginning on page 55.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 55.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund (except VIP Disciplined Small Cap and VIP Index 500), FMR has entered into sub-advisory agreements with FMR U.K. On behalf of VIP International Capital Appreciation and VIP Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP International Capital Appreciation, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

VIPIS2B-08-04 October 30, 2008
1.483795.146

Supplement to the

Fidelity® Variable Insurance Products

Aggressive Growth Portfolio, Balanced Portfolio, Contrafund® Portfolio, Disciplined Small Cap Portfolio,
Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio,
Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Mid Cap Portfolio,
Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and Variable Insurance Products Fund IV

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

Fergal Jackson no longer serves as an Assistant Portfolio Manager of VIP Disciplined Small Cap Portfolio. All references to Mr. Jackson in the "Management Contracts" section beginning on page 63 are no longer applicable.

The following information supplements similar information for each fund, except VIP Disciplined Small Cap, found in the "Management Contracts" section beginning on page 49.

Sub-Adviser - FMR U.K. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-adviser.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

VIPINVB-08-03 October 30, 2008
1.825687.114

Supplement to the

Fidelity® Variable Insurance Products

Contrafund® Portfolio, Equity-Income Portfolio, Growth Portfolio,
High Income Portfolio, International Capital Appreciation Portfolio, and Overseas Portfolio

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund IV

Initial Class R, Service Class R, and Service Class 2 R

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2008

The following information supplements similar information found in the "Management Contracts" section beginning on page 40.

Sub-Advisers - FMR U.K., FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K. On behalf of VIP International Capital Appreciation and VIP Overseas, FMR has entered into sub-advisory agreements with FIIA. On behalf of VIP Overseas, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L and FIJ. On behalf of VIP International Capital Appreciation, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

The following information replaces similar information found in the "Management Contracts" section beginning on page 40.

Sub-Advisers - FMR H.K. and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR H.K. and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

VIPIS2RB-08-03 October 30, 2008
1.782248.112